Employee Future Benefits - Defined Contribution Plan (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 53	$ 47
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	47
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 17